Subsequent events (Details Narrative) - Subsequent Event [Member]	1 Months Ended
	Mar. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)
Subsequent Event [Line Items]
Milestone payment				€ 350,000
Production Costs, Period Cost	€ 272,880
Roth Capital [Member]
Subsequent Event [Line Items]
Professional Fees		€ 177,000	$ 200,000